Financial instruments - Summary of Carrying Amount of Assets and Liabilities by Measurement Method (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Assets:
Total assets		¥ 22,506,844	¥ 21,266,159
Current assets		2,669,709	2,196,054
Non-current assets		19,837,135	19,070,105
Liabilities:
Total liabilities		10,326,710	9,379,539
Current liabilities		7,881,832	7,240,263
Non-current liabilities		2,444,878	2,139,276
Short Term Borrowing [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,812,605	1,914,934
Current Portion of Long Term Debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		217,711	187,942
Trade Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,803,920	1,701,706
Other Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		221,542	162,475
Deposits from Customers In The Banking Business [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	3,845,607	3,306,981
Long Term Debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		2,058,117	1,767,696
Other Financial Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		65,790	61,128
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL		50,343	51,512
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL		54,028	47,326
Deferred Consideration [Member]
Liabilities:
Financial liabilities required to be measured at AC	[2]	107,368	87,937
Investment Contract Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		60,392	55,779
Derivatives [member]
Liabilities:
Financial liabilities required to be measured at FVPL		29,287	34,123
Trade receivables [member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[3]	2,140,220	1,754,034
Other Receivabels [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[3]	5,971	2,712
Derivatives [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		72,423	70,144
Housing Loans in The Banking Business [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		3,574,468	3,129,393
Time Deposit [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		48,416	36,671
Other Loans [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		16,892	17,854
Security deposit [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		107,316	95,813
Non-current other receivables in the Pictures segment [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		155,525	152,619
Debt securities [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		396,481	337,374
Financial assets required to be measured at fair value through profit or loss ("FVPL")		1,295,877	1,059,718
Financial assets designated to be measured at FVPL		1,243,109	1,486,566
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		9,593,519	10,406,699
Debt securities [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		22,388	20,905
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		140	125
Equity securities [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		3,210,296	2,123,062
Financial assets designated to be measured at FVOCI		7,305	5,453
Equity securities [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		258,939	125,590
Financial assets designated to be measured at FVOCI		309,710	421,845
Other [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		¥ 47,849	¥ 19,582

[1]	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
[2]	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.
[3]	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.